STATEMENT OF FINANCIAL POSITION - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Investments at fair value through income or loss	£ 403,000	£ 1,393,000
Investments accounted for using the equity method	13,817,000	0
Intangible assets, net of accumulated amortization of 571,000 and 303,000 for December 31, 2021 and 2020 respectively	5,604,000	368,000
Property and equipment, net of accumulated depreciation of 18,572,000 and 7,491,000 for December 31, 2021 and 2020 respectively	111,604,000	10,524,000
Right of use assets, net of accumulated depreciation of 8,000 and nil for December 31, 2021 and 2020 respectively	350,000	7,379,000
Other receivables		4,115,000
Total non-current assets	131,778,000	23,779,000
Current assets
Trade and other receivables	63,359,000	2,175,000
Digital assets	80,759,000
Cash and cash equivalents	11,803,000	2,051,000
Total current assets	155,921,000	8,864,000
Total assets	287,699,000	32,643,000
Equity
Common stock, 0.001 par value	468,000	303,000
Share Premium	139,581,000	1,541,000
Share based payment reserve	1,905,000	75,000
Fair value reserve	414,000
Accumulated other comprehensive income	33,000	443,000
Other comprehensive income of equity accounted associates	6,571,000
Accumulated surplus	52,838,000	21,965,000
Total equity	201,810,000	24,327,000
Current liabilities
Trade and other payables	15,245,000	936,000
Contingent Consideration	8,071,000
Loans and borrowings	23,391,000
Income tax	7,679,000
Deferred tax	286,000
Lease liability	7,000	3,470,000
Total current liabilities	54,679,000	4,406,000
Non-current liabilities
Deferred tax	541,000
Issued debt - bond	26,908,000
Loans	3,391,000
Lease liability	370,000	3,910,000
Total liabilities	85,889,000	8,316,000
Total equity and liabilities	£ 287,699,000	£ 32,643,000